Capital Management - Summary of Company's Capital Structure (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Regulated Operations [Abstract]
Long-term debt payable within one year	$ 806	$ 653
Short-term notes payable	800	1,143
Less: cash and cash equivalents	(757)	(30)
Net Long-term debt payable within one year	849	1,766
Long-term debt	12,726	10,822
Preferred shares	0	418
Common shares	5,678	5,661
Retained earnings	4,838	3,667
Total capital	$ 24,091	$ 22,334